SUBSEQUENT EVENTS (Details) - shares	Jun. 30, 2024	Dec. 31, 2023	Aug. 01, 2023	Jul. 31, 2023	Jul. 30, 2023
SUBSEQUENT EVENTS
Ordinary shares, outstanding	2,338,695,829	2,337,788,498	2,299,999,998	2,299,999,998	2,412,852,458